SHARE CAPITAL, WARRANTS AND OPTIONS (Tables)	6 Months Ended
Jun. 30, 2021
Share Capital Warrants And Options
SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF WARRANTS

A summary of common share purchase warrants activity during the six months period ended June 30, 2021 is as follows:

	June 30, 2021		December 31, 2020
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)

Outstanding, beginning of the period	25,715,742	0.11	15,651,397	0.96
Issued	4,383,620	0.35	21,731,011	0.09
Exercised	(6,325,019)	0.11	-	-
Cancelled / expired	-	-	(11,666,666)	1.20
Outstanding, end of the period	23,774,343	0.16	25,715,742	0.11

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS

At June 30, 2021, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding		Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
3,359,133		December 18, 2021	0.25	0.07
12,488,781	[1]	August 13, 2022	0.09	0.59
3,542,809	[1]	August 31, 2022	0.09	0.17
4,383,620		April 16, 2023	0.35	0.33
23,774,343				1.16

[1]	The warrants are subject to an acceleration clause such that if the volume-weighted average trading price of the Company’s common shares on the TSX-V exceeds $0.12 per common share for a period of 10 consecutive trading days at any date before the expiration date of such warrants, the Company may, at its option, accelerate the warrant expiry date to within 30 days. To June 30, 2021, the Company’s common shares have met the criterion for acceleration. The Company, however, has not accelerated the warrant expiry date.

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE OPTIONS

A summary of option activity under the Plan during the six months period ended June 30, 2021, is as follows:

	June 30, 2021		December 31, 2020
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of the period	7,978,725	0.17	2,130,550	1.51
Issued	3,185,000	0.32	7,850,000	0.15
Cancelled / expired	(603,100)	0.33	(2,001,825)	1.51
Outstanding, end of the period	10,560,625	0.21	7,978,725	0.17

SCHEDULE OF INPUTS TO OPTION PRICING MODEL

The fair value of stock options granted and vested during the years ended June 30, 2021 was calculated using the following assumptions:

	June 30, 2021	June 30, 2020
Expected dividend yield	0%	0%
Expected share price volatility	127.83%	121.55%
Risk free interest rate	0.93%	1.21%
Expected life of options	5 years	5 years

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING SHARE OPTIONS

Details of options outstanding as at June 30, 2021 are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price ($)	Weighted average remaining contractual life (years)
40,625	40,625	February 21, 2022	1.20	0.00
35,000	35,000	February 28, 2023	1.20	0.00
6,100,000	6,100,000	February 24, 2025	0.16	2.11
1,200,000	1,200,000	August 19, 2025	0.09	0.47
3,185,000	3,185,000	February 25, 2026	0.32	1.41
10,560,625	10,560,625			3.99